SCHEDULE OF OTHER LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other current liabilities
Vendor payables	¥ 101,204	¥ 249,003
Liabilities arising from repurchase agreements	994,249	363,000
Accrued consumption taxes	67,020	51,204
Miscellaneous deposits received from tenants to be remitted to other service providers	88,436	86,060
Rental deposits received from tenants to be remitted to property owners	309,809	262,466
Deposits held on behalf of voluntary partnerships	33,323	11,210
Other payables	9,457	8,050
Total other current liabilities	1,603,498	1,030,993
Other liabilities
Leasehold and guarantee deposits received from tenants	297,004	351,088
Deferred income tax liabilities, net	117,179	21,606
Long-term trade payables	3,254
Asset retirement obligations	30,919
Total other liabilities	¥ 448,356	¥ 372,694